OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	[1]	$ 336	$ 274
Advances to vendors		432	489
Prepaid expenses		175	163
Other		21	36
Total other current assets		$ 964	$ 962

[1]	Other current assets related to government authorities is primarily related to value-added tax (“VAT”) receivables.